Related party transactions and balances	12 Months Ended
Dec. 31, 2023
Related party transactions and balances
Related party transactions and balances
31	Related party transactions and balances

Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial and operating decisions. Related parties include associates, parent, subsidiaries, and key management personnel or their close family members. The terms and conditions of these transactions have been mutually agreed between the Group and the related parties. To determine significance, the Group considers various qualitative and quantitative factors including whether transactions with related parties are conducted in the ordinary course of business.

Interest in subsidiaries

The details of interests in the subsidiaries with whom the Group had entered into transactions or had agreements or arrangements in place during the year are disclosed in Note 1 of the consolidated financial statements.

31	Related party transactions and balances (continued)

Compensation of key management personnel

Key management personnel of the Group comprise the directors and senior management of the Group.

	At 31 December
	2023	2022	2021
	USD	USD	USD
Short-term employee benefits	365,710	1,900,084	1,287,379
Provision for end of service benefits	—	271,009	99,487
Share-based payments	93,667	201,932	13,360,206
	459,377	2,373,025	14,747,072
No. of key management	3	7	7

Transactions with related parties

Details of transactions with related parties during the year, other than those which have been disclosed elsewhere in these consolidated financial statements, are as follows:

	At 31 December
	2023	2022
	USD	USD

Payments made by board members on behalf of the Group	526,092	—
Loan from shareholder	131,523	—
Repayments made to board members	394,569	—
Settlement of loan from shareholder	131,523	—

Balances with related parties

The following balances are outstanding at the end of the year in relation to the above transactions with related parties:

	At 31 December
	2023	2022
	USD	USD
Due to board member	131,523	—

Short-term loans to related parties

	At 31 December
	2023	2022
	USD	USD
Sister company
Routebox Technologies SL	—	80,456

Shareholders of Shotl Transportation SL
Camina Lab SL	—	309,474
Marfina SL	—	68,311
	—	377,785
	—	458,241

On 31 December 2021, Shotl Transportation has entered into an agreement with a related party Routbox Technologies SL of loan facility amounted to EUR 72,636. The loan carries fixed interest rate of 1.75% per annum. The loan will mature on 6 May 2023.

31	Related party transactions and balances (continued)

On 1 May 2021, Shotl Transportation has entered into an agreement with a related party Camina Lab SL of loan facility amounted to EUR 275,489. The loan carries fixed interest rate of 1.75% per annum. The loan will mature on 6 May 2023.

On 1 May 2021, Shotl Transportation has entered into an agreement with a related party Marfina SL of loan facility amounted to EUR 60,000. The loan carries fixed interest rate of 1.75% per annum. The loan will mature on 6 May 2023.

During 2022, the Group’s board of directors resolved to sell Shotl Transportation. As such, the short-term loans have been presented under “Liabilities directly associated with assets classified as held for sale” (Note 34). In 2023, the sale was completed and the balances were disposed.